Other Long-term Assets (Long-term Investments) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Investments in public companies, beginning of year	$ 6.7
Unrealized loss recognized in other loss	(4.2)	$ (2.0)
Investments in public companies, end of year	2.5	6.7
Non-current receivables from taxes other than income tax	15.7	15.7
Public Companies
Disclosure of financial assets [line items]
Investments in public companies, beginning of year	6.7	8.7
Unrealized loss recognized in other loss	(4.2)	(2.0)
Investments in public companies, end of year	2.5	6.7
Accumulated increase (decrease) in investments	$ 3.1	$ 0.6